Note 4 - The Merger - Effect of Recapitalization (Details) - USD ($) $ in Thousands	Aug. 12, 2024	Aug. 13, 2024	Aug. 11, 2024
Shares of common stock (in shares)		7,472,555
Former Shareholders of WaveDancer [Member]
Shares of common stock (in shares)			802,142
The Merger [Member]
Cash	$ 75
Prepaid expenses	62
Equipment	12
Non-cash net working capital assumed from WaveDancer	(354)
Effect of the Merger, net of transaction costs	$ (205)
Shares of common stock issued in exchange for Private Firefly shares of common stock (in shares)	6,670,413